Reconciliation of Basic to Diluted Weighted Average Shares (Detail) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Weighted Average Number of Shares Outstanding [Line Items]
Weighted average shares outstanding - basic	44,337	42,962	43,519	42,962	42,962	42,962	42,962
Diluted effect of stock options	3,474	2,062	3,645	1,684	2,780	2,057	0
Weighted average shares outstanding - diluted	47,811	45,024	47,164	44,646	45,742	45,019	42,962